Related Party Transactions (Narrative from 10Q) (Details) (USD $)	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2013	Dec. 31, 2012
Related Party Transactions Details Narrative Abstract
Allowance for related party receivable			$ 502,315
Related party receivable, net		270,478	270,478
Related party receivable price		$ 0.35	$ 0.35
Amount due to related party	300,000
Interest on amount due to related party	0.19%
Interest income	$ 594
Price of note convertible to shares	$ 1.00
Third party investors purchased shares, discription	third party investors purchased 336,000 shares for $168,000 and the Company purchased 264,000 shares for $132,000 per section (b) above. Based on proceeds received on September 28, 2012 under a private placement at $0.35 per unit (consisting of one common share and one-half of a warrant exercisable at $0.50 per share), the value of the aforementioned collateral decreased.